GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended		9 Months Ended			12 Months Ended								15 Months Ended	111 Months Ended	0 Months Ended
	Feb. 28, 2014	Nov. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2013	Feb. 05, 2014 Subsequent Event [Member]
General Disclosure [Line Items]
Retained Earnings (Accumulated Deficit)			$ (27,128)			$ (20,542)	$ (16,922)								$ (20,542)
Net Cash Provided By (Used In) Operating Activities			(6,933)	(1,236)		(5,450)	(2,134)	(1,008)							(16,197)
Proceeds From Issuance Of Common Stock	9,200	1,503			944	0	118	75	7,587						253
Stock Issuance Cost			9,200													9,200
Debt Issuance Cost																1,100
Net loss			$ 6,586	$ 2,276		$ 3,620	$ 4,268	$ 2,119	$ 675	$ 1,012	$ 1,435	$ 3,132	$ 1,769	$ 2,479	$ 20,509